Retirement Savings Plan	12 Months Ended
Dec. 31, 2010
Retirement Savings Plan
Retirement Savings Plan

Note 13 — Retirement Savings Plan

The Company outsources certain payroll and human resource functions to an administrative company.  In conjunction with this arrangement, the Company has a 401(k) plan available to eligible employees.  The plan provides for 6% matching which vests immediately.